Debt issued measured at amortized cost (Detail 2) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		$ 139,232	$ 110,497
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		56,902
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		16,482
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		12,774
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,321
2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,250
2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		19,106
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		16,397
UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	53,881	47,662
UBS Group AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,857
UBS Group AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,532
UBS Group AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,337
UBS Group AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,522
UBS Group AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,355
UBS Group AG | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	12,864
UBS Group AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	14,413
UBS Group AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	33,578	27,306
UBS Group AG | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,856
UBS Group AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,894
UBS Group AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,086
UBS Group AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,522
UBS Group AG | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,355
UBS Group AG | Non-subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	12,864
UBS Group AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,890	6,012
UBS Group AG | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,001
UBS Group AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,638
UBS Group AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,251
UBS Group AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Non-subordinated debt | Floating-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Non-subordinated debt | Floating-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	14,413	14,344
UBS Group AG | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	14,413
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	75,661	54,247
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	52,893
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	9,022
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,398
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,693
UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,684
UBS AG | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,663
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,309
UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	52,618	33,696
UBS AG | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	40,886
UBS AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,813
UBS AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,224
UBS AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	386
UBS AG | Non-subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,309
UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		15,299	13,119
UBS AG | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		12,007
UBS AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,155
UBS AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,175
UBS AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Non-subordinated debt | Floating-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		962
UBS AG | Non-subordinated debt | Floating-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,744
UBS AG | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,053
UBS AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,693
UBS AG | Subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	335
UBS AG | Subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,663
UBS AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	9,690	8,588
Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,152
Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	928
Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,038
Other subsidiaries | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,106
Other subsidiaries | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,211
Other subsidiaries | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3,580
Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	674
Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	9,690	8,588
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,152
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	928
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,038
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,106
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,211
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3,580
Other subsidiaries | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	674
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		85,351	62,835
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		54,045
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,950
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,437
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		3,798
UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,895
UBS AG | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,243
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,983
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	75,661	54,247
UBS AG | UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	52,893
UBS AG | UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	9,022
UBS AG | UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,398
UBS AG | UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,693
UBS AG | UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,684
UBS AG | UBS AG | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,663
UBS AG | UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,309
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	52,618	33,696
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	40,886
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,813
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,224
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	386
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,309
UBS AG | UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	15,299	13,119
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	12,007
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,155
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,175
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	962
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,744	7,431
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,053
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,693
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	335
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,663
UBS AG | UBS AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	9,690	8,588
UBS AG | Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,152
UBS AG | Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	928
UBS AG | Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,038
UBS AG | Other subsidiaries | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,106
UBS AG | Other subsidiaries | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,211
UBS AG | Other subsidiaries | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	3,580
UBS AG | Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	674
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	9,690	$ 8,588
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,152
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	928
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,038
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,106
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	1,211
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	3,580
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	$ 674

[1]	Comprises debt issued by the legal entity UBS Group AG
[2]	Comprises debt issued by the legal entity UBS AG.
[3]	Comprises debt issued by subsidiaries of UBS AG.
[4]	Comprises debt issued by subsidiaries of UBS AG.